Investments in Joint Ventures - Summary of Changes to Investments in Joint Ventures (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of joint ventures [line items]
Beginning balance	R$ 7,548,960	R$ 8,077,907
Interest in earnings of joint ventures	583,001	1,131,406	R$ 946,282
Other comprehensive income (loss)	(69,948)	(197,240)
Interest on capital	(73,388)	(63,500)
Dividends	(417)	(1,399,613)
Ending balance	R$ 7,988,208	7,548,960	8,077,907
Raizen Combustiveis S A [member]
Disclosure of joint ventures [line items]
Shares issued by the joint venture	1,661,418,472
Shares held by Cosan	830,709,236
Proportion of ownership interest in joint venture	50.00%
Beginning balance	R$ 3,212,601	3,104,613
Interest in earnings of joint ventures	332,240	1,223,557
Other comprehensive income (loss)	376,053	(4,770)
Interest on capital	(73,388)	(63,500)
Dividends		(1,047,299)
Ending balance	R$ 3,847,506	3,212,601	3,104,613
Raizen Energia S A [member]
Disclosure of joint ventures [line items]
Shares issued by the joint venture	7,243,283,198
Shares held by Cosan	3,621,641,599
Proportion of ownership interest in joint venture	50.00%
Beginning balance	R$ 4,336,359	4,973,294
Interest in earnings of joint ventures	250,761	(92,151)
Other comprehensive income (loss)	(446,001)	(192,470)
Interest on capital
Dividends	(417)	(352,314)
Ending balance	R$ 4,140,702	R$ 4,336,359	R$ 4,973,294